Shareholders' contributions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			51 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Sep. 24, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in usd per share)	$ 1.5
Authorized percentage of outstanding stock					5.00%
Purchase of treasury shares	$ 15,725	$ 38,367	$ 4,772
Treasury shares	5,826,116
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares repurchased under program				8,421,549
Employee share options exercised (in shares)				2,598,423
Purchase of treasury shares	$ 15,725	$ 38,367	$ 4,772